Document and Entity Information	12 Months Ended
Apr. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov 30, 2012
Registrant Name	FAIRHOLME FUNDS INC
Central Index Key	0001096344
Amendment Flag	false
Document Creation Date	Mar 26, 2013
Document Effective Date	Apr 1, 2013
Prospectus Date	Apr 1, 2013

The Fairholme Fund
THE FAIRHOLME FUND (“The Fairholme Fund”)
Investment Objective
The Fairholme Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of The Fairholme Fund.
SHAREHOLDER FEES (Fees Paid Directly From Your Investment)
Shareholder Fees		The Fairholme Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of amount reinvested)		none
Redemption Fee Paid	[1]	2.00%
[1]	to The Fairholme Fund (as a percentage of amount redeemed within 60 days of purchase, if applicable)

ANNUAL FUND OPERATING EXPENSES (Expenses That You Pay Each Year As A Percentage Of The Value Of Your Investment In The Fairholme Fund)
Annual Fund Operating Expenses	The Fairholme Fund
Management Fees	1.00%
Distribution (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	1.00%

“Other Expenses” include acquired fund fees and expenses, which are incurred indirectly by The Fairholme Fund as a result of The Fairholme Fund’s investing in securities issued by one or more investment companies. Please note that the Total Annual Fund Operating Expenses in the table above may not correlate to the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this Prospectus.
Example
This Example is intended to help you compare the cost of investing in The Fairholme Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in The Fairholme Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that The Fairholme Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Fairholme Fund	102	318	552	1,225

Portfolio Turnover
The Fairholme Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fairholme Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect The Fairholme Fund’s performance. During the most recent fiscal year, The Fairholme Fund’s portfolio turnover rate was 1.57% of the average value of its portfolio.
Principal Investment Strategies
Fairholme Capital Management, L.L.C. (the “Manager”), the investment adviser to The Fairholme Fund, attempts, under normal circumstances, to achieve The Fairholme Fund’s investment objective by investing in a focused portfolio of equity and fixed-income securities. The proportion of The Fairholme Fund’s assets invested in each type of asset class will vary from time to time based upon the Manager’s assessment of general market and economic conditions. The Fairholme Fund may invest in, and may shift frequently among, asset classes and market sectors.

The equity securities in which The Fairholme Fund may invest include common and preferred stock (including convertible preferred stock), partnership interests, business trust shares, depository receipts, rights and warrants to subscribe for the purchase of equity securities, and interests in real estate investment trusts (“REITs”).

The fixed-income securities in which The Fairholme Fund may invest include U.S. corporate debt securities, non-U.S. corporate debt securities, bank debt (including bank loans and participations), U.S. government and agency debt securities, short-term debt obligations of foreign governments and foreign money market instruments.

The Fairholme Fund may also invest in “special situations,” which are situations when the securities of a company are expected to appreciate within a reasonable time due to company-specific developments rather than general business conditions or movements of the market as a whole.

The Manager uses fundamental analysis to identify certain attractive characteristics of companies. Such characteristics may include: high free cash flow yields in relation to market values and risk-free rates; sensible capital allocation policies; strong competitive positions; solid balance sheets; stress-tested owner/managers; participation in stressed industries having reasonable prospects for recovery; potential for long-term growth; significant tangible assets in relation to enterprise values; high returns on invested equity and capital; and the production of essential services and products. The Manager defines free cash flow as the cash a company would generate annually from operations after all cash outlays necessary to maintain the business in its current condition.

Although The Fairholme Fund normally holds a focused portfolio of equity and fixed-income securities, The Fairholme Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents.

The Fairholme Fund may also use other investment strategies and invest its assets in other types of investments, which are described in the section in this Prospectus entitled “Additional Information about the Funds’ Investments and Risks,” and in The Fairholme Fund’s Statement of Additional Information (“SAI”).
Principal Risks of Investing in The Fairholme Fund
General Risks. All investments are subject to inherent risks, and an investment in The Fairholme Fund is no exception. Accordingly, you may lose money by investing in The Fairholme Fund. Markets can trade in random or cyclical price patterns, and prices can fall over time. The value of The Fairholme Fund’s investments will fluctuate as markets fluctuate and could decline over short- or long-term periods.

Equity Risk. The Fairholme Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of The Fairholme Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Focused Portfolio and Non-Diversification Risks. The Fairholme Fund may have more volatility and is considered to have more risk than a fund that invests in securities of a greater number of issuers because changes in the value of a single issuer’s security may have a more significant effect, either negative or positive, on The Fairholme Fund’s net asset value (“NAV”). To the extent that The Fairholme Fund invests its assets in the securities of fewer issuers, The Fairholme Fund will be subject to greater risk of loss if any of those securities decreases in value or becomes impaired. To the extent that The Fairholme Fund’s investments are focused in a particular issuer, region, country, market, industry, asset class or other category, The Fairholme Fund may be susceptible to loss due to adverse occurrences affecting that issuer, region, country, market, industry, asset class or other category.

Special Situation Risk. Investments in special situations may involve greater risks when compared to The Fairholme Fund’s other strategies due to a variety of factors. Mergers, reorganizations, liquidations or recapitalizations may fail or not be completed on the terms originally contemplated, and expected developments may not occur in a timely manner, or at all.

Interest Rate Risk. The Fairholme Fund’s investments are subject to interest rate risk, which is the risk that the value of a security will decline because of a change in general interest rates. Investments subject to interest rate risk will usually decrease in value when interest rates rise and rise in value when interest rates decline. Also, securities with long maturities typically experience a more pronounced change in value when interest rates change.

Credit Risk. The Fairholme Fund’s investments are subject to credit risk. An issuer’s credit quality depends on its ability to pay interest on and repay its debt and other obligations. Defaulted securities (or those expected to default) are subject to additional risks in that the securities may become subject to a plan or reorganization that can diminish or eliminate their value. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security. The Manager does not rely solely on third party credit ratings to select The Fairholme Fund’s portfolio securities.

Liquidity Risk. The Fairholme Fund’s investments are subject to liquidity risk. This is the risk that the market for a security or other investment cannot accommodate an order to buy or sell the security or other investment in the desired timeframe, possibly preventing The Fairholme Fund from selling these securities at an advantageous price. This risk includes the risk that legal or contractual restrictions on the resale of a security may affect The Fairholme Fund’s ability to sell the security when deemed appropriate or necessary by the Manager. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. This risk also includes the risk that trading on an exchange may be halted because of market conditions.

Small- to Medium-Capitalization Risk. Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- to mid-capitalization companies may have additional risks because, among other things, these companies have limited product lines, markets or financial resources.

An investment in The Fairholme Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Further discussion about other risks of investing in The Fairholme Fund may be found in the section in this Prospectus entitled “Additional Information about the Funds’ Investments and Risks,” and in The Fairholme Fund’s SAI.
Past Performance
The bar chart and table set out below show The Fairholme Fund’s historical performance and provide some indication of the risks of investing in The Fairholme Fund by showing changes in The Fairholme Fund’s performance from year to year and by showing how The Fairholme Fund’s average annual total returns for 1-, 5-, and 10-year periods and since inception compare to the performance of the S&P 500 Index. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization. The S&P 500 Index assumes reinvestment of all dividends and distributions. Because indices cannot be invested in directly, these index returns do not reflect a deduction for fees, expenses or taxes. The Fairholme Fund’s past performance (before and after taxes) may not be an indication of how The Fairholme Fund will perform in the future. Updated performance information for The Fairholme Fund may be obtained by visiting www.fairholmefunds.com or by calling 1-866-202-2263.
Annual Returns for The Fairholme Fund for the Last 10 Calendar Years

Best Quarter - 2nd Qtr 2009: +32.74%	Worst Quarter - 3rd Qtr 2011: -25.47%

Average Annual Total Returns for The Fairholme Fund (for the periods ended December 31, 2012)
Average Annual Total Returns		1 Year	5 Years	10 Years	Since Inception	Inception Date
The Fairholme Fund		35.81%	2.39%	10.03%	11.38%	Dec 29, 1999
The Fairholme Fund Return After Taxes on Distributions		35.81%	1.91%	9.58%	10.94%	Dec 29, 1999
The Fairholme Fund Return After Taxes on Distributions and Sale	[1]	23.28%	1.90%	8.80%	10.15%	Dec 29, 1999
The Fairholme Fund S&P 500 Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	7.10%	1.69%	Dec 29, 1999
[1]	of The Fairholme Fund Shares

The theoretical “after-tax” returns shown in the table are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Your actual “after-tax” returns depend on your personal tax situation and may differ from the returns shown above. Also, “after-tax” return information is not relevant to shareholders who hold Fairholme Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “after-tax” returns shown in the table reflect past tax effects and are not predictive of future tax effects.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FAIRHOLME FUNDS INC
Prospectus Date	rr_ProspectusDate	Apr 1, 2013
The Fairholme Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE FAIRHOLME FUND (“The Fairholme Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fairholme Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of The Fairholme Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees Paid Directly From Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses That You Pay Each Year As A Percentage Of The Value Of Your Investment In The Fairholme Fund)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fairholme Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fairholme Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect The Fairholme Fund’s performance. During the most recent fiscal year, The Fairholme Fund’s portfolio turnover rate was 1.57% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.57%
Annual Fund Operating Expenses Footnotes [Text Block]	ffi1_AnnualFundOperatingExpensesFootnotesTextBlock	“Other Expenses” include acquired fund fees and expenses, which are incurred indirectly by The Fairholme Fund as a result of The Fairholme Fund’s investing in securities issued by one or more investment companies. Please note that the Total Annual Fund Operating Expenses in the table above may not correlate to the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this Prospectus.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the Total Annual Fund Operating Expenses in the table above may not correlate to the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this Prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in The Fairholme Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in The Fairholme Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that The Fairholme Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Fairholme Capital Management, L.L.C. (the “Manager”), the investment adviser to The Fairholme Fund, attempts, under normal circumstances, to achieve The Fairholme Fund’s investment objective by investing in a focused portfolio of equity and fixed-income securities. The proportion of The Fairholme Fund’s assets invested in each type of asset class will vary from time to time based upon the Manager’s assessment of general market and economic conditions. The Fairholme Fund may invest in, and may shift frequently among, asset classes and market sectors.

The equity securities in which The Fairholme Fund may invest include common and preferred stock (including convertible preferred stock), partnership interests, business trust shares, depository receipts, rights and warrants to subscribe for the purchase of equity securities, and interests in real estate investment trusts (“REITs”).

The fixed-income securities in which The Fairholme Fund may invest include U.S. corporate debt securities, non-U.S. corporate debt securities, bank debt (including bank loans and participations), U.S. government and agency debt securities, short-term debt obligations of foreign governments and foreign money market instruments.

The Fairholme Fund may also invest in “special situations,” which are situations when the securities of a company are expected to appreciate within a reasonable time due to company-specific developments rather than general business conditions or movements of the market as a whole.

The Manager uses fundamental analysis to identify certain attractive characteristics of companies. Such characteristics may include: high free cash flow yields in relation to market values and risk-free rates; sensible capital allocation policies; strong competitive positions; solid balance sheets; stress-tested owner/managers; participation in stressed industries having reasonable prospects for recovery; potential for long-term growth; significant tangible assets in relation to enterprise values; high returns on invested equity and capital; and the production of essential services and products. The Manager defines free cash flow as the cash a company would generate annually from operations after all cash outlays necessary to maintain the business in its current condition.

Although The Fairholme Fund normally holds a focused portfolio of equity and fixed-income securities, The Fairholme Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents.

		The Fairholme Fund may also use other investment strategies and invest its assets in other types of investments, which are described in the section in this Prospectus entitled “Additional Information about the Funds’ Investments and Risks,” and in The Fairholme Fund’s Statement of Additional Information (“SAI”).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in The Fairholme Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	General Risks. All investments are subject to inherent risks, and an investment in The Fairholme Fund is no exception. Accordingly, you may lose money by investing in The Fairholme Fund. Markets can trade in random or cyclical price patterns, and prices can fall over time. The value of The Fairholme Fund’s investments will fluctuate as markets fluctuate and could decline over short- or long-term periods.

Equity Risk. The Fairholme Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of The Fairholme Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Focused Portfolio and Non-Diversification Risks. The Fairholme Fund may have more volatility and is considered to have more risk than a fund that invests in securities of a greater number of issuers because changes in the value of a single issuer’s security may have a more significant effect, either negative or positive, on The Fairholme Fund’s net asset value (“NAV”). To the extent that The Fairholme Fund invests its assets in the securities of fewer issuers, The Fairholme Fund will be subject to greater risk of loss if any of those securities decreases in value or becomes impaired. To the extent that The Fairholme Fund’s investments are focused in a particular issuer, region, country, market, industry, asset class or other category, The Fairholme Fund may be susceptible to loss due to adverse occurrences affecting that issuer, region, country, market, industry, asset class or other category.

Special Situation Risk. Investments in special situations may involve greater risks when compared to The Fairholme Fund’s other strategies due to a variety of factors. Mergers, reorganizations, liquidations or recapitalizations may fail or not be completed on the terms originally contemplated, and expected developments may not occur in a timely manner, or at all.

Interest Rate Risk. The Fairholme Fund’s investments are subject to interest rate risk, which is the risk that the value of a security will decline because of a change in general interest rates. Investments subject to interest rate risk will usually decrease in value when interest rates rise and rise in value when interest rates decline. Also, securities with long maturities typically experience a more pronounced change in value when interest rates change.

Credit Risk. The Fairholme Fund’s investments are subject to credit risk. An issuer’s credit quality depends on its ability to pay interest on and repay its debt and other obligations. Defaulted securities (or those expected to default) are subject to additional risks in that the securities may become subject to a plan or reorganization that can diminish or eliminate their value. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security. The Manager does not rely solely on third party credit ratings to select The Fairholme Fund’s portfolio securities.

Liquidity Risk. The Fairholme Fund’s investments are subject to liquidity risk. This is the risk that the market for a security or other investment cannot accommodate an order to buy or sell the security or other investment in the desired timeframe, possibly preventing The Fairholme Fund from selling these securities at an advantageous price. This risk includes the risk that legal or contractual restrictions on the resale of a security may affect The Fairholme Fund’s ability to sell the security when deemed appropriate or necessary by the Manager. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. This risk also includes the risk that trading on an exchange may be halted because of market conditions.

Small- to Medium-Capitalization Risk. Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- to mid-capitalization companies may have additional risks because, among other things, these companies have limited product lines, markets or financial resources.

		An investment in The Fairholme Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Further discussion about other risks of investing in The Fairholme Fund may be found in the section in this Prospectus entitled “Additional Information about the Funds’ Investments and Risks,” and in The Fairholme Fund’s SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	All investments are subject to inherent risks, and an investment in The Fairholme Fund is no exception. Accordingly, you may lose money by investing in The Fairholme Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Focused Portfolio and Non-Diversification Risks. The Fairholme Fund may have more volatility and is considered to have more risk than a fund that invests in securities of a greater number of issuers because changes in the value of a single issuer’s security may have a more significant effect, either negative or positive, on The Fairholme Fund’s net asset value (“NAV”). To the extent that The Fairholme Fund invests its assets in the securities of fewer issuers, The Fairholme Fund will be subject to greater risk of loss if any of those securities decreases in value or becomes impaired.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in The Fairholme Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table set out below show The Fairholme Fund’s historical performance and provide some indication of the risks of investing in The Fairholme Fund by showing changes in The Fairholme Fund’s performance from year to year and by showing how The Fairholme Fund’s average annual total returns for 1-, 5-, and 10-year periods and since inception compare to the performance of the S&P 500 Index. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization. The S&P 500 Index assumes reinvestment of all dividends and distributions. Because indices cannot be invested in directly, these index returns do not reflect a deduction for fees, expenses or taxes. The Fairholme Fund’s past performance (before and after taxes) may not be an indication of how The Fairholme Fund will perform in the future. Updated performance information for The Fairholme Fund may be obtained by visiting www.fairholmefunds.com or by calling 1-866-202-2263.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table set out below show The Fairholme Fund’s historical performance and provide some indication of the risks of investing in The Fairholme Fund by showing changes in The Fairholme Fund’s performance from year to year and by showing how The Fairholme Fund’s average annual total returns for 1-, 5-, and 10-year periods and since inception compare to the performance of the S&P 500 Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-202-2263
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fairholmefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fairholme Fund’s past performance (before and after taxes) may not be an indication of how The Fairholme Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns for The Fairholme Fund for the Last 10 Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter - 2nd Qtr 2009: +32.74%	Worst Quarter - 3rd Qtr 2011: -25.47%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for The Fairholme Fund (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The theoretical “after-tax” returns shown in the table are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual “after-tax” returns depend on your personal tax situation and may differ from the returns shown above. Also, “after-tax” return information is not relevant to shareholders who hold Fairholme Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “after-tax” returns shown in the table reflect past tax effects and are not predictive of future tax effects.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The theoretical “after-tax” returns shown in the table are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Your actual “after-tax” returns depend on your personal tax situation and may differ from the returns shown above. Also, “after-tax” return information is not relevant to shareholders who hold Fairholme Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “after-tax” returns shown in the table reflect past tax effects and are not predictive of future tax effects.
The Fairholme Fund | The Fairholme Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of amount reinvested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee Paid	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	1,225
2003	rr_AnnualReturn2003	23.96%
2004	rr_AnnualReturn2004	24.93%
2005	rr_AnnualReturn2005	13.74%
2006	rr_AnnualReturn2006	16.71%
2007	rr_AnnualReturn2007	12.35%
2008	rr_AnnualReturn2008	(29.70%)
2009	rr_AnnualReturn2009	39.01%
2010	rr_AnnualReturn2010	25.47%
2011	rr_AnnualReturn2011	(32.42%)
2012	rr_AnnualReturn2012	35.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.47%)
1 Year	rr_AverageAnnualReturnYear01	35.81%
5 Years	rr_AverageAnnualReturnYear05	2.39%
10 Years	rr_AverageAnnualReturnYear10	10.03%
Since Inception	rr_AverageAnnualReturnSinceInception	11.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 1999
The Fairholme Fund | Return After Taxes on Distributions | The Fairholme Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	35.81%
5 Years	rr_AverageAnnualReturnYear05	1.91%
10 Years	rr_AverageAnnualReturnYear10	9.58%
Since Inception	rr_AverageAnnualReturnSinceInception	10.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 1999
The Fairholme Fund | Return After Taxes on Distributions and Sale | The Fairholme Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.28%	[2]
5 Years	rr_AverageAnnualReturnYear05	1.90%	[2]
10 Years	rr_AverageAnnualReturnYear10	8.80%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	10.15%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 1999	[2]
The Fairholme Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	1.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 1999

[1]	to The Fairholme Fund (as a percentage of amount redeemed within 60 days of purchase, if applicable)
[2]	of The Fairholme Fund Shares

The Fairholme Focused Income Fund
THE FAIRHOLME FOCUSED INCOME FUND (“The Income Fund”)
Investment Objective
The Income Fund seeks current income.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of The Income Fund.
SHAREHOLDER FEES (Fees Paid Directly From Your Investment)
Shareholder Fees	The Fairholme Focused Income Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of amount reinvested)	none

ANNUAL FUND OPERATING EXPENSES (Expenses That You Pay Each Year As A Percentage Of The Value Of Your Investment In The Income Fund)
Annual Fund Operating Expenses	The Fairholme Focused Income Fund
Management Fees	1.00%
Distribution (12b-1) Fees	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.01%

“Other Expenses” include acquired fund fees and expenses, which are incurred indirectly by The Income Fund as a result of investing in securities of one or more investment companies. Please note that the Total Annual Fund Operating Expenses in the table above may not correlate to the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this Prospectus.
Example
This Example is intended to help you compare the cost of investing in The Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in The Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that The Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Fairholme Focused Income Fund	103	322	558	1,236

Portfolio Turnover
The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when The Income Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect The Income Fund’s performance. During the most recent fiscal year, The Income Fund’s portfolio turnover rate was 8.27% of the average value of its portfolio.
Principal Investment Strategies
Fairholme Capital Management, L.L.C. (the “Manager”), the investment adviser to The Income Fund, attempts, under normal circumstances, to achieve The Income Fund’s investment objective by investing in a focused portfolio of cash distributing securities. The Income Fund will typically invest in the securities of 15 to 50 issuers. To maintain maximum flexibility, the securities in which The Income Fund may invest include corporate debt securities of issuers in the U.S. and foreign countries, bank debt (including bank loans and participations), government and agency debt securities of the U.S. and foreign countries, convertible bonds and other convertible securities, and equity securities, including preferred and common stock, and interests in real estate investment trusts (“REITs”). The Income Fund’s securities may be rated by one or more nationally recognized statistical rating organizations (“NRSROs”), such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”), or may be unrated. The Manager may invest in securities for The Income Fund without regard to maturity or the rating of the issuer of the security. The Income Fund may invest without limit in lower-rated securities (or “junk bonds”). Lower-rated securities are those rated below “Baa” by Moody’s or below “BBB” by S&P or that have comparable ratings from other NRSROs or, if unrated, are determined to be comparable to lower-rated debt securities by the Manager.

Although The Income Fund normally holds a focused portfolio of securities, The Income Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents.

The Income Fund may also use other investment strategies and invest its assets in other types of investments, which are described in the section in this Prospectus entitled “Additional Information about the Funds’ Investments and Risks,” and in The Income Fund’s Statement of Additional Information (“SAI”).
Principal Risks of Investing in The Income Fund
General Risks. All investments are subject to inherent risks, and an investment in The Income Fund is no exception. Accordingly, you may lose money by investing in The Income Fund. Markets can trade in random or cyclical price patterns, and prices can fall over time. The value of The Income Fund’s investments will fluctuate as markets fluctuate and could decline over short-or long-term periods.

Focused Portfolio and Non-Diversification Risks. The Income Fund may have more volatility and is considered to have more risk than a fund that invests in securities of a greater number of issuers because changes in the value of a single issuer’s securities may have a more significant effect, either negative or positive, on the net asset value (“NAV”) of The Income Fund. To the extent that The Income Fund invests its assets in the securities of fewer issuers, The Income Fund will be subject to greater risk of loss if any of those securities decreases in value or becomes impaired. To the extent that The Income Fund’s investments are focused in a particular issuer, region, country, market, industry, asset class or other category, The Income Fund may be susceptible to loss due to adverse occurrences affecting that issuer, region, country, market, industry, asset class or other category.

High Yield Security Risk. Investments in fixed-income securities that are rated below investment grade by one or more NRSROs or that are unrated and are deemed by the Manager to be of similar quality (“high yield securities”) may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed-income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities.

Credit Risk. The Income Fund’s investments are subject to credit risk. An issuer’s credit quality depends on its ability to pay interest on and repay its debt and other obligations. Defaulted securities (or those expected to default) are subject to additional risks in that the securities may become subject to a plan or reorganization that can diminish or eliminate their value. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security. The Manager does not rely solely on third party credit ratings to select The Income Fund’s portfolio securities.

Interest Rate Risk. The Income Fund’s investments are subject to interest rate risk, which is the risk that the value of a security will decline because of a change in general interest rates. Investments subject to interest rate risk will usually decrease in value when interest rates rise and rise in value when interest rates decline. Also, securities with long maturities typically experience a more pronounced change in value when interest rates change.

An investment in The Income Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Further discussion about other risks of investing in The Income Fund may be found in the section in this Prospectus entitled “Additional Information about the Funds’ Investments and Risks,” and in The Income Fund’s SAI.
Past Performance
The bar chart and table set out below show The Income Fund’s historical performance, and provide some indication of the risks of investing in The Income Fund by showing changes in The Income Fund’s performance from year to year and by showing how The Income Fund’s average annual total returns for 1- and 3-year periods and since inception compare to the performance of the Barclays Capital U.S. Aggregate Bond Index. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages, and U.S. Treasury and government agency issues with at least one year to maturity. Because indices cannot be invested in directly, these index returns do not reflect a deduction for fees, expenses or taxes. The Income Fund’s past performance (before and after taxes) may not be an indication of how The Income Fund will perform in the future. Updated performance information for The Income Fund may be obtained by visiting www.fairholmefunds.com or by calling 1-866-202-2263.
Annual Returns of The Income Fund for the Last 3 Calendar Years

Best Quarter - 1st Qtr 2012: +5.98%	Worst Quarter - 3rd Qtr 2011: -9.41%

Average Annual Total Returns for The Income Fund (for the periods ended December 31, 2012)
Average Annual Total Returns		1 Year	3 Years	Since Inception	Inception Date
The Fairholme Focused Income Fund		5.19%	5.10%	5.10%	Dec 31, 2009
The Fairholme Focused Income Fund Return After Taxes on Distributions		1.75%	2.76%	2.76%	Dec 31, 2009
The Fairholme Focused Income Fund Return After Taxes on Distributions and Sale	[1]	3.42%	3.08%	3.08%	Dec 31, 2009
The Fairholme Focused Income Fund Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.22%	6.18%	6.18%	Dec 31, 2009
[1]	of The Income Fund Shares

The theoretical “after-tax” returns shown in the table are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Your actual “after-tax” returns depend on your personal tax situation and may differ from the returns shown above. Also, “after-tax” return information is not relevant to shareholders who hold shares of The Income Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The “after-tax” returns shown in the table reflect past tax effects and are not predictive of future tax effects.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FAIRHOLME FUNDS INC
Prospectus Date	rr_ProspectusDate	Apr 1, 2013
The Fairholme Focused Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE FAIRHOLME FOCUSED INCOME FUND (“The Income Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Income Fund seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of The Income Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees Paid Directly From Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses That You Pay Each Year As A Percentage Of The Value Of Your Investment In The Income Fund)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when The Income Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect The Income Fund’s performance. During the most recent fiscal year, The Income Fund’s portfolio turnover rate was 8.27% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.27%
Annual Fund Operating Expenses Footnotes [Text Block]	ffi1_AnnualFundOperatingExpensesFootnotesTextBlock	“Other Expenses” include acquired fund fees and expenses, which are incurred indirectly by The Income Fund as a result of investing in securities of one or more investment companies. Please note that the Total Annual Fund Operating Expenses in the table above may not correlate to the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this Prospectus.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the Total Annual Fund Operating Expenses in the table above may not correlate to the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this Prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in The Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in The Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that The Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Fairholme Capital Management, L.L.C. (the “Manager”), the investment adviser to The Income Fund, attempts, under normal circumstances, to achieve The Income Fund’s investment objective by investing in a focused portfolio of cash distributing securities. The Income Fund will typically invest in the securities of 15 to 50 issuers. To maintain maximum flexibility, the securities in which The Income Fund may invest include corporate debt securities of issuers in the U.S. and foreign countries, bank debt (including bank loans and participations), government and agency debt securities of the U.S. and foreign countries, convertible bonds and other convertible securities, and equity securities, including preferred and common stock, and interests in real estate investment trusts (“REITs”). The Income Fund’s securities may be rated by one or more nationally recognized statistical rating organizations (“NRSROs”), such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”), or may be unrated. The Manager may invest in securities for The Income Fund without regard to maturity or the rating of the issuer of the security. The Income Fund may invest without limit in lower-rated securities (or “junk bonds”). Lower-rated securities are those rated below “Baa” by Moody’s or below “BBB” by S&P or that have comparable ratings from other NRSROs or, if unrated, are determined to be comparable to lower-rated debt securities by the Manager.

Although The Income Fund normally holds a focused portfolio of securities, The Income Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents.

The Income Fund may also use other investment strategies and invest its assets in other types of investments, which are described in the section in this Prospectus entitled “Additional Information about the Funds’ Investments and Risks,” and in The Income Fund’s Statement of Additional Information (“SAI”).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in The Income Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	General Risks. All investments are subject to inherent risks, and an investment in The Income Fund is no exception. Accordingly, you may lose money by investing in The Income Fund. Markets can trade in random or cyclical price patterns, and prices can fall over time. The value of The Income Fund’s investments will fluctuate as markets fluctuate and could decline over short-or long-term periods.

Focused Portfolio and Non-Diversification Risks. The Income Fund may have more volatility and is considered to have more risk than a fund that invests in securities of a greater number of issuers because changes in the value of a single issuer’s securities may have a more significant effect, either negative or positive, on the net asset value (“NAV”) of The Income Fund. To the extent that The Income Fund invests its assets in the securities of fewer issuers, The Income Fund will be subject to greater risk of loss if any of those securities decreases in value or becomes impaired. To the extent that The Income Fund’s investments are focused in a particular issuer, region, country, market, industry, asset class or other category, The Income Fund may be susceptible to loss due to adverse occurrences affecting that issuer, region, country, market, industry, asset class or other category.

High Yield Security Risk. Investments in fixed-income securities that are rated below investment grade by one or more NRSROs or that are unrated and are deemed by the Manager to be of similar quality (“high yield securities”) may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed-income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities.

Credit Risk. The Income Fund’s investments are subject to credit risk. An issuer’s credit quality depends on its ability to pay interest on and repay its debt and other obligations. Defaulted securities (or those expected to default) are subject to additional risks in that the securities may become subject to a plan or reorganization that can diminish or eliminate their value. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security. The Manager does not rely solely on third party credit ratings to select The Income Fund’s portfolio securities.

Interest Rate Risk. The Income Fund’s investments are subject to interest rate risk, which is the risk that the value of a security will decline because of a change in general interest rates. Investments subject to interest rate risk will usually decrease in value when interest rates rise and rise in value when interest rates decline. Also, securities with long maturities typically experience a more pronounced change in value when interest rates change.

An investment in The Income Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Further discussion about other risks of investing in The Income Fund may be found in the section in this Prospectus entitled “Additional Information about the Funds’ Investments and Risks,” and in The Income Fund’s SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	All investments are subject to inherent risks, and an investment in The Income Fund is no exception. Accordingly, you may lose money by investing in The Income Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Focused Portfolio and Non-Diversification Risks. The Income Fund may have more volatility and is considered to have more risk than a fund that invests in securities of a greater number of issuers because changes in the value of a single issuer’s securities may have a more significant effect, either negative or positive, on the net asset value (“NAV”) of The Income Fund. To the extent that The Income Fund invests its assets in the securities of fewer issuers, The Income Fund will be subject to greater risk of loss if any of those securities decreases in value or becomes impaired. To the extent that The Income Fund’s investments are focused in a particular issuer, region, country, market, industry, asset class or other category, The Income Fund may be susceptible to loss due to adverse occurrences affecting that issuer, region, country, market, industry, asset class or other category.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in The Income Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table set out below show The Income Fund’s historical performance, and provide some indication of the risks of investing in The Income Fund by showing changes in The Income Fund’s performance from year to year and by showing how The Income Fund’s average annual total returns for 1- and 3-year periods and since inception compare to the performance of the Barclays Capital U.S. Aggregate Bond Index. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages, and U.S. Treasury and government agency issues with at least one year to maturity. Because indices cannot be invested in directly, these index returns do not reflect a deduction for fees, expenses or taxes. The Income Fund’s past performance (before and after taxes) may not be an indication of how The Income Fund will perform in the future. Updated performance information for The Income Fund may be obtained by visiting www.fairholmefunds.com or by calling 1-866-202-2263.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table set out below show The Income Fund’s historical performance, and provide some indication of the risks of investing in The Income Fund by showing changes in The Income Fund’s performance from year to year and by showing how The Income Fund’s average annual total returns for 1- and 3-year periods and since inception compare to the performance of the Barclays Capital U.S. Aggregate Bond Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-202-2263
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fairholmefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Income Fund’s past performance (before and after taxes) may not be an indication of how The Income Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns of The Income Fund for the Last 3 Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter - 1st Qtr 2012: +5.98%	Worst Quarter - 3rd Qtr 2011: -9.41%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for The Income Fund (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The theoretical “after-tax” returns shown in the table are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual “after-tax” returns depend on your personal tax situation and may differ from the returns shown above. Also, “after-tax” return information is not relevant to shareholders who hold shares of The Income Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The “after-tax” returns shown in the table reflect past tax effects and are not predictive of future tax effects.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The theoretical “after-tax” returns shown in the table are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Your actual “after-tax” returns depend on your personal tax situation and may differ from the returns shown above. Also, “after-tax” return information is not relevant to shareholders who hold shares of The Income Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The “after-tax” returns shown in the table reflect past tax effects and are not predictive of future tax effects.
The Fairholme Focused Income Fund | The Fairholme Focused Income Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of amount reinvested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	558
10 Years	rr_ExpenseExampleYear10	1,236
2010	rr_AnnualReturn2010	11.16%
2011	rr_AnnualReturn2011	(0.72%)
2012	rr_AnnualReturn2012	5.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.41%)
1 Year	rr_AverageAnnualReturnYear01	5.19%
3 Years	ffi1_AverageAnnualReturnYear03	5.10%
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
The Fairholme Focused Income Fund | Return After Taxes on Distributions | The Fairholme Focused Income Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.75%
3 Years	ffi1_AverageAnnualReturnYear03	2.76%
Since Inception	rr_AverageAnnualReturnSinceInception	2.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
The Fairholme Focused Income Fund | Return After Taxes on Distributions and Sale | The Fairholme Focused Income Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.42%	[1]
3 Years	ffi1_AverageAnnualReturnYear03	3.08%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.08%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009	[1]
The Fairholme Focused Income Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
3 Years	ffi1_AverageAnnualReturnYear03	6.18%
Since Inception	rr_AverageAnnualReturnSinceInception	6.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009

[1]	of The Income Fund Shares

The Fairholme Allocation Fund
THE FAIRHOLME ALLOCATION FUND (“The Allocation Fund”)
Investment Objective
The Allocation Fund seeks long-term total return.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of The Allocation Fund.
SHAREHOLDER FEES (Fees Paid Directly From Your Investment)
Shareholder Fees		The Fairholme Allocation Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of amount reinvested)		none
Redemption Fee Paid	[1]	2.00%
[1]	to the Fund (as a percentage of amount redeemed within 60 days of purchase, if applicable)

ANNUAL FUND OPERATING EXPENSES (Expenses That You Pay Each Year As A Percentage Of The Value Of Your Investment In The Allocation Fund)
Annual Fund Operating Expenses	The Fairholme Allocation Fund
Management Fees	1.00%
Distribution (12b-1) Fees	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.01%

“Other Expenses” include acquired fund fees and expenses, which are incurred indirectly by The Allocation Fund as a result of investing in securities of one or more investment companies. Please note that the Total Annual Fund Operating Expenses in the table above may not correlate to the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this Prospectus.
Example
This Example is intended to help you compare the cost of investing in The Allocation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in The Allocation Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that The Allocation Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Fairholme Allocation Fund	103	322	558	1,236

Portfolio Turnover
The Allocation Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Allocation Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect The Allocation Fund’s performance. During the most recent fiscal year, The Allocation Fund’s portfolio turnover rate was 26.96% of the average value of its portfolio.
Principal Investment Strategies
The Allocation Fund seeks long-term total return from capital appreciation and income. Fairholme Capital Management, L.L.C. (the “Manager”), the investment adviser to The Allocation Fund, attempts, under normal circumstances, to achieve The Allocation Fund’s investment objective by investing opportunistically in a focused portfolio of investments in the equity, fixed-income and cash and cash-equivalent asset classes. The proportion of The Allocation Fund’s portfolio invested in each asset class will vary from time to time based on the Manager’s assessment of relative fundamental values of securities and other investments in the class, the attractiveness of investment opportunities within each asset class, general market and economic conditions, and expected future returns of investments.

The Allocation Fund may invest in any, all or none of the targeted asset classes at any given time. There is no limitation on the amount of The Allocation Fund’s portfolio that may be allocated to any one of these asset classes. The Allocation Fund may maintain a significant portion of its assets in cash and cash-equivalent securities and investments.

In addition, The Allocation Fund may invest in securities and other investments without regard to the jurisdictions in which the issuers of the securities are organized or situated and without regard to the market capitalizations or sectors of the issuers. The Allocation Fund may also invest in securities without regard to maturity or the rating of the issuer of the security. The Allocation Fund may invest, for example, without limit in lower-rated securities (or “junk bonds”), which are those securities rated below “Baa” by Moody’s Investors Service, Inc. (“Moody’s”) or below “BBB” by Standard & Poor’s Ratings Services (“S&P”) or that have comparable ratings from other nationally recognized statistical rating organizations (“NRSROs”) or, if unrated, are determined to be comparable to lower-rated debt securities by the Manager.

The Allocation Fund may also use other investment strategies and invest its assets in other types of investments, which are described in the section in this Prospectus entitled “Additional Information about the Funds’ Investments and Risks,” and in The Allocation Fund’s Statement of Additional Information (“SAI”).
Principal Risks of Investing in The Allocation Fund
General Risks. All investments are subject to inherent risks, and an investment in The Allocation Fund is no exception. Accordingly, you may lose money by investing in The Allocation Fund. Markets can trade in random or cyclical price patterns, and prices can fall over time. The value of The Allocation Fund’s investments will fluctuate as markets fluctuate and could decline over short-or long-term periods.

Allocation Risk. The allocation of investments among the different asset classes, such as equity or fixed-income asset classes, may have a more significant effect on The Allocation Fund’s NAV when one of these classes is performing more poorly than others.

Equity Risk. The Allocation Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of The Allocation Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Focused Portfolio and Non-Diversification Risks. The Allocation Fund may have more volatility and is considered to have more risk than a fund that invests in securities of a greater number of issuers because changes in the value of a single issuer’s security may have a more significant effect, either negative or positive, on The Allocation Fund’s net asset value (“NAV”). To the extent that The Allocation Fund invests its assets in the securities of fewer issuers, The Allocation Fund will be subject to greater risk of loss if any of those securities decreases in value or becomes impaired. To the extent that The Allocation Fund’s investments are focused in a particular issuer, region, country, market, industry, asset class or other category, The Allocation Fund may be susceptible to loss due to adverse occurrences affecting that issuer, region, country, market, industry, asset class or other category.

Interest Rate Risk. The Allocation Fund’s investments are subject to interest rate risk, which is the risk that the value of a security will decline because of a change in general interest rates. Investments subject to interest rate risk will usually decrease in value when interest rates rise and rise in value when interest rates decline. Also, securities with long maturities typically experience a more pronounced change in value when interest rates change.

Credit Risk. The Allocation Fund’s investments are subject to credit risk. An issuer’s credit quality depends on its ability to pay interest on and repay its debt and other obligations. Defaulted securities (or those expected to default) are subject to additional risks in that the securities may become subject to a plan or reorganization that can diminish or eliminate their value. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security. The Manager does not rely solely on third party credit ratings to select The Allocation Fund’s portfolio securities.

Small- to Medium-Capitalization Risk. Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- to mid-cap companies may have additional risks because, among other things, these companies have limited product lines, markets or financial resources.

Prepayment Risk. The Allocation Fund’s investments may be subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a security can be difficult to predict and result in greater volatility.

Inflation Risk. This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of The Allocation Fund’s assets can decline as can the value of The Allocation Fund’s distributions. This risk increases as The Allocation Fund invests a greater portion of its assets in fixed-income securities with longer maturities.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing The Allocation Fund from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk.

An investment in The Allocation Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Further discussion about other risks of investing in The Allocation Fund may be found in the section in this Prospectus entitled “Additional Information about the Funds’ Investments and Risks,” and in The Allocation Fund’s SAI.
Past Performance
The bar chart and table set out below show The Allocation Fund’s historical performance since it commenced operations on December 31, 2010, and provide some indication of the risks of investing in The Allocation Fund by showing changes in The Allocation Fund’s performance from year to year and by showing how The Allocation Fund’s average annual total returns for the 1-year period and since inception compare to the performance of the Barclays Capital U.S. Aggregate Bond Index and the S&P 500 Index. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages, and U.S. Treasury and government agency issues with at least one year to maturity. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization. The S&P 500 Index assumes reinvestment of all dividends and distributions. Because indices cannot be invested in directly, these index returns do not reflect a deduction for fees, expenses or taxes. The Allocation Fund’s past performance (before and after taxes) may not be an indication of how The Allocation Fund will perform in the future. Updated performance information for The Allocation Fund may be obtained by visiting www.fairholmefunds.com or by calling 1-866-202-2263.
Annual Returns for The Allocation Fund for the Last 2 Calendar Years

Best Quarter - 1st Qtr 2012: +18.37%	Worst Quarter - 3rd Qtr 2011: -18.96%

Average Annual Total Returns for The Allocation Fund (for the period ended December 31, 2012)
Average Annual Total Returns		1 Year	Since Inception	Inception Date
The Fairholme Allocation Fund		9.54%	(2.94%)	Dec 31, 2010
The Fairholme Allocation Fund Return After Taxes on Distributions		9.44%	(2.99%)	Dec 31, 2010
The Fairholme Allocation Fund Return After Taxes on Distributions and Sale	[1]	6.34%	(2.49%)	Dec 31, 2010
The Fairholme Allocation Fund Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.22%	6.01%	Dec 31, 2010
The Fairholme Allocation Fund S&P 500 Index (reflects no deduction for fees, expenses or taxes)		16.00%	8.82%	Dec 31, 2010
[1]	of The Allocation Fund Shares

The theoretical “after-tax” returns shown in the table are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Your actual “after-tax” returns depend on your personal tax situation and may differ from the returns shown above. Also, “after-tax” return information is not relevant to shareholders who hold Allocation Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The “after-tax” returns shown in the table reflect past tax effects and are not predictive of future tax effects.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FAIRHOLME FUNDS INC
Prospectus Date	rr_ProspectusDate	Apr 1, 2013
The Fairholme Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE FAIRHOLME ALLOCATION FUND (“The Allocation Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Allocation Fund seeks long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of The Allocation Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees Paid Directly From Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses That You Pay Each Year As A Percentage Of The Value Of Your Investment In The Allocation Fund)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Allocation Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Allocation Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect The Allocation Fund’s performance. During the most recent fiscal year, The Allocation Fund’s portfolio turnover rate was 26.96% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.96%
Annual Fund Operating Expenses Footnotes [Text Block]	ffi1_AnnualFundOperatingExpensesFootnotesTextBlock	“Other Expenses” include acquired fund fees and expenses, which are incurred indirectly by The Allocation Fund as a result of investing in securities of one or more investment companies. Please note that the Total Annual Fund Operating Expenses in the table above may not correlate to the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this Prospectus.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the Total Annual Fund Operating Expenses in the table above may not correlate to the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this Prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in The Allocation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in The Allocation Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that The Allocation Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Allocation Fund seeks long-term total return from capital appreciation and income. Fairholme Capital Management, L.L.C. (the “Manager”), the investment adviser to The Allocation Fund, attempts, under normal circumstances, to achieve The Allocation Fund’s investment objective by investing opportunistically in a focused portfolio of investments in the equity, fixed-income and cash and cash-equivalent asset classes. The proportion of The Allocation Fund’s portfolio invested in each asset class will vary from time to time based on the Manager’s assessment of relative fundamental values of securities and other investments in the class, the attractiveness of investment opportunities within each asset class, general market and economic conditions, and expected future returns of investments.

The Allocation Fund may invest in any, all or none of the targeted asset classes at any given time. There is no limitation on the amount of The Allocation Fund’s portfolio that may be allocated to any one of these asset classes. The Allocation Fund may maintain a significant portion of its assets in cash and cash-equivalent securities and investments.

In addition, The Allocation Fund may invest in securities and other investments without regard to the jurisdictions in which the issuers of the securities are organized or situated and without regard to the market capitalizations or sectors of the issuers. The Allocation Fund may also invest in securities without regard to maturity or the rating of the issuer of the security. The Allocation Fund may invest, for example, without limit in lower-rated securities (or “junk bonds”), which are those securities rated below “Baa” by Moody’s Investors Service, Inc. (“Moody’s”) or below “BBB” by Standard & Poor’s Ratings Services (“S&P”) or that have comparable ratings from other nationally recognized statistical rating organizations (“NRSROs”) or, if unrated, are determined to be comparable to lower-rated debt securities by the Manager.

The Allocation Fund may also use other investment strategies and invest its assets in other types of investments, which are described in the section in this Prospectus entitled “Additional Information about the Funds’ Investments and Risks,” and in The Allocation Fund’s Statement of Additional Information (“SAI”).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in The Allocation Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	General Risks. All investments are subject to inherent risks, and an investment in The Allocation Fund is no exception. Accordingly, you may lose money by investing in The Allocation Fund. Markets can trade in random or cyclical price patterns, and prices can fall over time. The value of The Allocation Fund’s investments will fluctuate as markets fluctuate and could decline over short-or long-term periods.

Allocation Risk. The allocation of investments among the different asset classes, such as equity or fixed-income asset classes, may have a more significant effect on The Allocation Fund’s NAV when one of these classes is performing more poorly than others.

Equity Risk. The Allocation Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of The Allocation Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Focused Portfolio and Non-Diversification Risks. The Allocation Fund may have more volatility and is considered to have more risk than a fund that invests in securities of a greater number of issuers because changes in the value of a single issuer’s security may have a more significant effect, either negative or positive, on The Allocation Fund’s net asset value (“NAV”). To the extent that The Allocation Fund invests its assets in the securities of fewer issuers, The Allocation Fund will be subject to greater risk of loss if any of those securities decreases in value or becomes impaired. To the extent that The Allocation Fund’s investments are focused in a particular issuer, region, country, market, industry, asset class or other category, The Allocation Fund may be susceptible to loss due to adverse occurrences affecting that issuer, region, country, market, industry, asset class or other category.

Interest Rate Risk. The Allocation Fund’s investments are subject to interest rate risk, which is the risk that the value of a security will decline because of a change in general interest rates. Investments subject to interest rate risk will usually decrease in value when interest rates rise and rise in value when interest rates decline. Also, securities with long maturities typically experience a more pronounced change in value when interest rates change.

Credit Risk. The Allocation Fund’s investments are subject to credit risk. An issuer’s credit quality depends on its ability to pay interest on and repay its debt and other obligations. Defaulted securities (or those expected to default) are subject to additional risks in that the securities may become subject to a plan or reorganization that can diminish or eliminate their value. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security. The Manager does not rely solely on third party credit ratings to select The Allocation Fund’s portfolio securities.

Small- to Medium-Capitalization Risk. Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- to mid-cap companies may have additional risks because, among other things, these companies have limited product lines, markets or financial resources.

Prepayment Risk. The Allocation Fund’s investments may be subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a security can be difficult to predict and result in greater volatility.

Inflation Risk. This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of The Allocation Fund’s assets can decline as can the value of The Allocation Fund’s distributions. This risk increases as The Allocation Fund invests a greater portion of its assets in fixed-income securities with longer maturities.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing The Allocation Fund from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk.

An investment in The Allocation Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Further discussion about other risks of investing in The Allocation Fund may be found in the section in this Prospectus entitled “Additional Information about the Funds’ Investments and Risks,” and in The Allocation Fund’s SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	All investments are subject to inherent risks, and an investment in The Allocation Fund is no exception. Accordingly, you may lose money by investing in The Allocation Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Focused Portfolio and Non-Diversification Risks. The Allocation Fund may have more volatility and is considered to have more risk than a fund that invests in securities of a greater number of issuers because changes in the value of a single issuer’s security may have a more significant effect, either negative or positive, on The Allocation Fund’s net asset value (“NAV”). To the extent that The Allocation Fund invests its assets in the securities of fewer issuers, The Allocation Fund will be subject to greater risk of loss if any of those securities decreases in value or becomes impaired. To the extent that The Allocation Fund’s investments are focused in a particular issuer, region, country, market, industry, asset class or other category, The Allocation Fund may be susceptible to loss due to adverse occurrences affecting that issuer, region, country, market, industry, asset class or other category.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in The Allocation Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table set out below show The Allocation Fund’s historical performance since it commenced operations on December 31, 2010, and provide some indication of the risks of investing in The Allocation Fund by showing changes in The Allocation Fund’s performance from year to year and by showing how The Allocation Fund’s average annual total returns for the 1-year period and since inception compare to the performance of the Barclays Capital U.S. Aggregate Bond Index and the S&P 500 Index. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages, and U.S. Treasury and government agency issues with at least one year to maturity. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization. The S&P 500 Index assumes reinvestment of all dividends and distributions. Because indices cannot be invested in directly, these index returns do not reflect a deduction for fees, expenses or taxes. The Allocation Fund’s past performance (before and after taxes) may not be an indication of how The Allocation Fund will perform in the future. Updated performance information for The Allocation Fund may be obtained by visiting www.fairholmefunds.com or by calling 1-866-202-2263.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table set out below show The Allocation Fund’s historical performance since it commenced operations on December 31, 2010, and provide some indication of the risks of investing in The Allocation Fund by showing changes in The Allocation Fund’s performance from year to year and by showing how The Allocation Fund’s average annual total returns for the 1-year period and since inception compare to the performance of the Barclays Capital U.S. Aggregate Bond Index and the S&P 500 Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-202-2263
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fairholmefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Allocation Fund’s past performance (before and after taxes) may not be an indication of how The Allocation Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns for The Allocation Fund for the Last 2 Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter - 1st Qtr 2012: +18.37%	Worst Quarter - 3rd Qtr 2011: -18.96%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for The Allocation Fund (for the period ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The theoretical “after-tax” returns shown in the table are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual “after-tax” returns depend on your personal tax situation and may differ from the returns shown above. Also, “after-tax” return information is not relevant to shareholders who hold Allocation Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The “after-tax” returns shown in the table reflect past tax effects and are not predictive of future tax effects.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The theoretical “after-tax” returns shown in the table are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Your actual “after-tax” returns depend on your personal tax situation and may differ from the returns shown above. Also, “after-tax” return information is not relevant to shareholders who hold Allocation Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The “after-tax” returns shown in the table reflect past tax effects and are not predictive of future tax effects.
The Fairholme Allocation Fund | The Fairholme Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of amount reinvested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee Paid	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	558
10 Years	rr_ExpenseExampleYear10	1,236
2011	rr_AnnualReturn2011	(14.00%)
2012	rr_AnnualReturn2012	9.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.96%)
1 Year	rr_AverageAnnualReturnYear01	9.54%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.94%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
The Fairholme Allocation Fund | Return After Taxes on Distributions | The Fairholme Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.44%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.99%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
The Fairholme Allocation Fund | Return After Taxes on Distributions and Sale | The Fairholme Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.34%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.49%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010	[2]
The Fairholme Allocation Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
Since Inception	rr_AverageAnnualReturnSinceInception	6.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
The Fairholme Allocation Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	8.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010

[1]	to the Fund (as a percentage of amount redeemed within 60 days of purchase, if applicable)
[2]	of The Allocation Fund Shares

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FAIRHOLME FUNDS INC
Prospectus Date	rr_ProspectusDate	Apr 1, 2013
Document Creation Date	dei_DocumentCreationDate	Mar 26, 2013